Consolidated Statements Of Operations And Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
REVENUES
Revenues	$ 3,072,809	$ 2,808,346	$ 1,510,181
Revenues - related parties	129,122	1,351,515	5,174,464
Sales taxes	(21,297)	(20,680)	(35,109)
Total revenues	3,180,634	4,139,181	6,649,536
OPERATING EXPENSES
Cost of revenues	(316,718)	(367,548)	(82,076)
Selling expenses	(2,005,367)	(1,500,572)	(3,533,367)
General and administrative expenses	(3,421,412)	(1,888,310)	(1,860,962)
Impairment loss	(5,628)	(78,984)
Total operating expenses	(5,749,125)	(3,835,414)	(5,476,405)
(LOSS) INCOME FROM OPERATIONS	(2,568,491)	303,767	1,173,131
OTHER INCOME (EXPENSES)
Interest income	62,967	11,526	1,091
Other finance expenses	(206,081)	(128,112)	(564)
Other income (expenses), net	808	86,966	(41,001)
Total other expenses, net	(142,306)	(29,620)	(40,474)
(LOSS) INCOME BEFORE INCOME TAXES	(2,710,797)	274,147	1,132,657
PROVISION (BENEFIT) FOR INCOME TAXES
Current	11,803	298,935
Deferred	380,302	(150,615)	175,435
Total income tax provision	392,105	148,320	175,435
NET (LOSS) INCOME	(3,102,902)	125,827	957,222
Less: Net loss attributable to noncontrolling interests	(645,716)	(349,519)
NET (LOSS) INCOME ATTRIBUTABLE TO PUHUI WEALTH	(2,457,186)	475,346	957,222
NET (LOSS) INCOME	(3,102,902)	125,827	957,222
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(271,194)	(34,199)	14,645
COMPREHENSIVE (LOSS) INCOME	(3,374,096)	91,628	971,867
Less: Comprehensive loss attributable to noncontrolling interests	(672,272)	(350,314)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO PUHUI WELATH	$ (2,701,824)	$ 441,942	$ 971,867
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	10,793,017	10,000,000	10,000,000
EARNINGS PER SHARE
Basic and diluted	$ (0.23)	$ 0.05	$ 0.1